401(k) Savings Plan (Additional Information) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Apr. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	3.00%
Defined Contribution Plan, Cost		$ 0.2	$ 0.2	$ 0.5	$ 0.2
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%